Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,383,928)	$ (1,635,923)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	14,646	7,902
Interest expense on lease liabilities	5,547
Amortization of right-of-use assets	36,754
Stock-based compensation for consultancy service	517,500
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	336,859	(221,421)
Accrued expenses and other liabilities	(40,852)	(4,709)
Operating lease liabilities	(43,510)
Net cash used in operating activities	(1,556,984)	(1,854,151)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advance to a director	(155,477)
Purchase of property and equipment	(6,809)
Net cash used in investing activities	(162,286)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible promissory notes payable		7,000,000
Borrowings from related parties		75,204
Net cash provided by financing activities		7,075,204
Effect of exchange rate changes on cash and cash equivalents	(9,781)	(25,331)
Net (decrease) increase in cash and cash equivalents	(1,729,051)	5,195,722
Cash and cash equivalents at beginning of period	2,575,225	597,160
Cash and cash equivalents at end of period	846,174	5,792,882
Supplementary cash flow information
Cash paid for income taxes
Cash paid for interest
Cash received for interest	19,467	34,781
Supplemental disclosure of non-cash investing and financing activities
Related party borrowing in exchange for convertible promissory notes		$ 4,500,000